COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Loan From Related Party Details
Rent expense	$ 4,255,712	$ 4,074,393